UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 2008


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     May 12, 2008
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:    75
                                        -------------

Form 13F Information Table Value Total:   234558
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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



 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE



ABBOTT LABS	Common	002824100	397	7191 	SOLE	N/A	7191
AFLAC INC	Common	001055102	5390	82984 	SOLE	N/A	82984
ALBERMARLE CORP	Common	012653101	6559	179585 	SOLE	N/A	179585
AIG	 	Common	026874107	1012	23395 	SOLE	N/A	23395
AMGEN INC	Common	031162100	289	6916 	SOLE	N/A	6916
APACHE CORP	Common	037411402	254	2100 	SOLE	N/A	2100
APTARGROUP INC	Common	038336103	3394	87195 	SOLE	N/A	87195
ARCHER DANIELS 	Common	039483102	6266	152232 	SOLE	N/A	152232
AT&T		Common	0206R201	276	7217 	SOLE	N/A	7217
ADP		Common	053015103	6154	145182 	SOLE	N/A	145182
BANK OF AMERICA	Common	060505104	6749	178031 	SOLE	N/A	178031
BIOGEN IDEC INC	Common	09062X103	285	4625 	SOLE	N/A	4625
CARDINAL HEALTH	Common	14149Y108	3355	63885 	SOLE	N/A	63885
CATERPILLAR 	Common	149123101	6593	84212 	SOLE	N/A	84212
COCA-COLA CO	Common	191216100	214	3513 	SOLE	N/A	3513
COLGATE PALMO	Common	194162103	341	4380 	SOLE	N/A	4380
CONOCOPHILLIPS	Common	20825C104	219	2877 	SOLE	N/A	2877
CROSSTEX ENER	Common	22765Y104	321	9450 	SOLE	N/A	9450
DNP SELECT INC	Common	23325P104	217	19924 	SOLE	N/A	19924
DUFF & PHELPS	Common	26432K108	114	10300 	SOLE	N/A	10300
EATON VANCE 	Common	278265103	5810	190445 	SOLE	N/A	190445
ECOLAB		Common	278865100	2010	46260 	SOLE	N/A	46260
EMERSON ELECT	Common	2910111104	1429	27772 	SOLE	N/A	27772
ENBRIDGE ENER	Common	29250R106	10519	221224 	SOLE	N/A	221224
ENERGY TRANS	Common	29273R109	8168	178850 	SOLE	N/A	178850
ENTERPRISE PROD	Common	293792107	3292	426263 	SOLE	N/A	426263
EQUITABLE RES 	Common	294549100	257	4370 	SOLE	N/A	4370
EXXON MOBIL 	Common	30231G102	2094	24754 	SOLE	N/A	24754
FLUOR CORP	Common	343858205	214	1513 	SOLE	N/A	1513
GENERAL ELEC CO	Common	369604103	11613	313787 	SOLE	N/A	313787
GENZYME CORP	Common	372917104	209	2800 	SOLE	N/A	2800
ILLINOIS TOOL	Common	452308109	3501	72595 	SOLE	N/A	72595
INTEL CORP	Common	458140100	439	20715 	SOLE	N/A	20715
IBM		Common	459200101	6777	58853 	SOLE	N/A	58853
JOHN HANCOCK T/	Common	41013V100	166	10867 	SOLE	N/A	10867
J&J		Common	478160104	6280	96811 	SOLE	N/A	96811
JP MORGAN CHASE	Common	46625H100	739	17198 	SOLE	N/A	17198
KINDER MORGAN 	Common	494550106	1765	32270 	SOLE	N/A	32270
LEGGETT & PLAT	Common	524660107	2159	141560 	SOLE	N/A	141560
LINEAR TECH	Common	535678106	2580	84090 	SOLE	N/A	84090
LINN ENERGY LLC	Common	53602010	2865	150800 	SOLE	N/A	150800
MAGELLAN MID	Common	559080106	2165	282540 	SOLE	N/A	282540
MCDONALDS CORP	Common	580135101	7791	139710 	SOLE	N/A	139710
MEDTRONIC INC	Common	585055106	3479	71933 	SOLE	N/A	71933
MICROSOFT CORP	Common	594918104	409	14403 	SOLE	N/A	14403
MOTOROLA	Common	63900P103	11950	421510 	SOLE	N/A	421510
NUCOR CORP.	Common	670346105	1686	24885 	SOLE	N/A	24885
NUSTAR ENERGY 	Common	67058H102	4050	83613 	SOLE	N/A	83613
NUVEEN PENN INV	Common	670972108	164	12800 	SOLE	N/A	12800
ONEOK PARTNERS	Common	682680103	976	16970 	SOLE	N/A	16970
PAYCHEX INC	Common	704326107	4096	119569 	SOLE	N/A	119569
PENN VIRGINIA	Common	707884102	450	18050 	SOLE	N/A	18050
PEPSICO INC	Common	713448108	5563	77044 	SOLE	N/A	77044
PFIZER INC	Common	717081103	3260	155767 	SOLE	N/A	155767
PIMCO CORPORATE	Common	72200U100	624	43700 	SOLE	N/A	43700
PIMCO MUNI 	Common	72200N106	389	28100 	SOLE	N/A	28100
PLAINS ALL AMER	Common	726503105	7079	148892 	SOLE	N/A	148892
PNC FINANCIAL	Common	693475204	214	3266 	SOLE	N/A	3266
PRAXAIR INC	Common	74005P104	6720	79785 	SOLE	N/A	79785
P&G		Common	742718109	6875	98104 	SOLE	N/A	98104
ROPER INDS	Common	776696106	8093	136150 	SOLE	N/A	136150
SEI INVESTMENTS	Common	784117103	3583	145115 	SOLE	N/A	145115
STATE STR CORP	Common	857477103	4886	61852 	SOLE	N/A	61852
STRYKER		Common	863667101	235	3620 	SOLE	N/A	3620
SUNOCO LOGI	Common	86764L108	12351	253090 	SOLE	N/A	253090
TEPPCO PARTNER	Common	872384102	569	16500 	SOLE	N/A	16500
TOTAL SYSTEMS 	Common	891906109	2087	88205 	SOLE	N/A	88205
UNITED TECH	Common	913017109	6316	91778 	SOLE	N/A	91778
UNIVERSAL STAIN	Common	913837100	229	7706 	SOLE	N/A	7706
US BANCORP	Common	902973304	393	12150 	SOLE	N/A	12150
WACHOVIA CORP	Common	929903102	387	14347 	SOLE	N/A	14347
WALGREEN CO	Common	931422109	1306	34292 	SOLE	N/A	34292
WALMART STORES	Common	931142103	284	5400 	SOLE	N/A	5400
WILLIAMS PART	Common	96950F104	4505	143030 	SOLE	N/A	143030


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